Commitments and Contingencies (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 CAD ($)
North West Redwater Partnership
Disclosure Of Commitments [Line Items]
Percent of pro rata share of debt company has committed paying to joint venture, toll payer percent	25.00%
Interest payable included in service toll	$ 2,863
Term of commitment to joint venture	40 years
2023
Disclosure Of Commitments [Line Items]
Product transportation and processing	$ 1,171
North West Redwater Partnership service toll	151
Other	23
2023 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	44
2023 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	36
2024
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,349
North West Redwater Partnership service toll	152
Other	24
2024 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	35
2024 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	27
2025
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,168
North West Redwater Partnership service toll	151
Other	21
2025 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2025 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	24
2026
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,102
North West Redwater Partnership service toll	133
Other	16
2026 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2026 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	23
2027
Disclosure Of Commitments [Line Items]
Product transportation and processing	1,052
North West Redwater Partnership service toll	118
Other	0
2027 | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	0
2027 | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	22
Thereafter
Disclosure Of Commitments [Line Items]
Product transportation and processing	11,095
North West Redwater Partnership service toll	4,884
Other	$ 0
Commitments for oil and gas transportation, period of agreement	20 years
Thereafter | Offshore vessels and equipment
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 0
Thereafter | Field equipment and power
Disclosure Of Commitments [Line Items]
Offshore vessels and equipment, field equipment and power	$ 215